Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)											1 Months Ended		12 Months Ended
	Jan. 20, 2026 £ / shares shares	Nov. 28, 2025 shares	Sep. 25, 2025 USD ($)	Sep. 24, 2025 USD ($) $ / shares shares	Sep. 18, 2025 USD ($) $ / shares shares	Aug. 22, 2025 USD ($) shares	Jul. 25, 2025 USD ($)	Jul. 24, 2025 £ / shares shares	Mar. 25, 2025 USD ($) shares	Dec. 23, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 shares	Dec. 31, 2025 USD ($) Segment Source shares	Dec. 31, 2024 USD ($) Customer $ / shares shares	Jan. 20, 2026 $ / shares	Dec. 31, 2025 GBP (£) £ / shares shares	Jul. 24, 2025 $ / shares	Dec. 31, 2024 £ / shares	Dec. 23, 2024 £ / shares shares	Dec. 23, 2024 $ / shares shares	Feb. 29, 2024 $ / shares
Accounting Policies [Line Items]
Description of number of shares issued													The number of shares issued in Rezolve AI plc to the shareholders of Rezolve Limited pursuant to the Pre-Closing Demerger was in the order of 1 share in Rezolve AI plc for each 6.13 shares held in Rezolve Limited.
Minimum percentage of ownership for consolidation											50.00%		50.00%			50.00%
Retained earnings accumulated deficit											$ (359,619,973)		$ (359,619,973)	$ (258,209,745)
Net Income (Loss)													(101,410,228)	(173,451,133)
Net cash used in operating activities													63,100,000
Cash and cash equivalents											111,112,251		111,112,251	9,729,546
Net change in cash													101,382,705	9,572,960
Amount raised from transactions													520,700,000
Net current assets											87,100,000		87,100,000
Cash insured with federal deposit insurance corporation | £																£ 85,000
Impairment charge													$ 63,300,000
Number of revenue sources | Source													2
Deferred revenue													$ 46,500,843	1,172,056
Preferred stock voting rights													one vote per share
Dividend on common stock declared													$ 0	$ 0
Warrant exercise price | $ / shares																					$ 8
Percentage of increase decrease of foreign currency													10.00%	10.00%
Number Of Customers | Customer														1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]													srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description													The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.
Number of operating segment | Segment													1
Revenue											19,419,993		$ 46,800,099	$ 2,013,567
Total operating expenses													133,656,954	140,534,307
Total assets											611,734,390		$ 611,734,390	21,168,892
Stock split conversion ratio													0.001631
Self-issued tokens carrying amount											0		$ 0
Costs to obtain contracts with customers											$ 4,776,443		$ 4,776,443	0
Minimum [Member]
Accounting Policies [Line Items]
Range of equity method investment, ownership percentage											20.00%		20.00%			20.00%
Maximum [Member]
Accounting Policies [Line Items]
Range of equity method investment, ownership percentage											50.00%		50.00%			50.00%
Percentage of interest recorded at cost and periodically adjusted, investments											20.00%		20.00%			20.00%
Subscription Letter [Member] | Western Alliance Bank [Member]
Accounting Policies [Line Items]
Proceeds from sale of ordinary shares						$ 17,955,271
Business acquisition, shares issued / issuable returned						$ 5,655,271
Operating Segment
Accounting Policies [Line Items]
Net Income (Loss)													$ (101,410,228)	(173,451,133)
Revenue													46,800,099	2,013,567
Total operating expenses													133,656,954	140,534,307
Total assets											$ 611,734,390		$ 611,734,390	$ 21,168,892
Oridinary Shares [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares											423,495,449		423,495,449	256,365,817		423,495,449
Common Stock, Par or Stated Value Per Share | £ / shares																£ 0.0001		£ 0.0001
Common Stock, Shares, Outstanding | shares											336,327,587		336,327,587	208,260,754		336,327,587
Common Stock, Shares, Issued | shares											336,327,587		336,327,587	208,260,754		336,327,587
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Accounting Policies [Line Items]
Concentration risk percentage														100.00%
Registered Offering [Member]
Accounting Policies [Line Items]
Gross procceds										$ 13,800,000
Warrants [Member] | Registered Offering [Member]
Accounting Policies [Line Items]
Warrants exercisable | shares					5,000,000														5,000,000	5,000,000
Shares Issued, Price Per Share | $ / shares																				$ 3
Warrant exercise price | $ / shares					$ 3															3
Ordinary Shares [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares											423,495,449		423,495,449	256,365,817		423,495,449
Common Stock, Shares, Outstanding | shares											336,327,587		336,327,587	208,260,754		336,327,587
Common Stock, Shares, Issued | shares											336,327,587		336,327,587	208,260,754		336,327,587
Ordinary Shares [Member] | Registered Offering [Member]
Accounting Policies [Line Items]
Common stock issued | shares					5,000,000					5,000,000			5,000,000
Gross procceds					$ 15,000,000
Common Stock, Par or Stated Value Per Share | £ / shares																			£ 0.0001
Shares Issued, Price Per Share | $ / shares																				$ 3
GBP Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													$ 1,913,635
EUR Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													323,875	$ 18,779
AUD Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													124,220	182,578
CHF Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													18,403
PLN Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													79,173
SGD Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													87,907
INR Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation													148,128
Stable Coin Deposits [Member]
Accounting Policies [Line Items]
Other receivables											$ 2,430,000		$ 2,430,000	0
Armada Acquisition Corp I [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares													5,827,796
Cash and cash equivalents threshold amount below which debt may be converted into equity														20,000,000
Debt instrument non convertible portion of debt														$ 1,135,000
Loan conversion price | $ / shares														$ 10
Securities Purchase Agreements [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares				37,000,000				20,000,000
Proceeds from Issuance of Private Placement			$ 200,000,000	$ 200,000,000			$ 50,000,000
Common Stock, Par or Stated Value Per Share | (per share)				$ 5.4				£ 0.0001
Shares Issued, Price Per Share | $ / shares																	$ 2.5
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares	62,500,000
Common Stock, Par or Stated Value Per Share | £ / shares	£ 0.0001
Shares Issued, Price Per Share | (per share)	£ 4														$ 4
GroupBy [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares									3,999,902
Debt									$ 12,300,000
GroupBy [Member] | Subscription Letter [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares									5,857,143			5,857,143
Debt									$ 12,300,000
GroupBy [Member] | Subscription Letter [Member] | Western Alliance Bank [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares						5,857,143						5,857,143
Debt									$ 12,300,000
Sales Agreement [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares		48,034,860